Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2021 and March 31, 2021, by level, within the fair value hierarchy (in thousands):

	As of June 30, 2021				As of March 31, 2021
	Level 1	Level 2	Level 3	Balance as of June 30, 2021	Level 1	Level 2	Level 3	Balance as of March 31, 2021
Assets:
Money market funds	$1,340,662	$—	$—	$1,340,662	$1,420,597	$—	$—	$1,420,597
Investment in Sio common shares	50,716	—	—	50,716	48,487	—	—	48,487
Investment in Arbutus common shares	48,521	—	—	48,521	53,325	—	—	53,325
Investment in Arbutus convertible preferred shares	—	69,187	—	69,187	—	76,037	—	76,037
Other investment	11,935	—	—	11,935	11,129	—	—	11,129

Total assets at fair value	$1,451,834	$69,187	$—	$1,521,021	$1,533,538	$76,037	$—	$1,609,575

Liabilities:
Debt issued by Dermavant to NovaQuest	$—	$—	$155,200	$155,200	$—	$—	$150,100	$150,100
Liability instruments measured at fair value	—	—	5,906	5,906	—	—	67,893	67,893

Total liabilities at fair value	$—	$—	$161,106	$161,106	$—	$—	$217,993	$217,993

The following table sets forth the Company’s assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2021 and 2020, by level, within the fair value hierarchy (in thousands):

	As of March 31, 2021				As of March 31, 2020
	Level 1	Level 2	Level 3	Balance as of March 31, 2021	Level 1	Level 2	Level 3	Balance as of March 31, 2020
Assets:
Money market funds	$1,420,597	$—	$—	$1,420,597	$1,874,662	$—	$—	$1,874,662
Investment in Sio common shares	48,487	—	—	48,487	45,329	—	—	45,329
Investment in Arbutus common shares	53,325	—	—	53,325	16,174	—	—	16,174
Investment in Arbutus convertible preferred shares	—	76,037	—	76,037	—	23,062	—	23,062
Other investments	11,129	—	—	11,129	8,880	—	—	8,880

Total assets at fair value	$1,533,538	$76,037	$—	$1,609,575	$1,945,045	$23,062	$—	$1,968,107

Liabilities:
Debt held by Dermavant with NovaQuest	$—	$—	$150,100	$150,100	$—	$—	$89,100	$89,100
Liability instruments measured at fair value	—	—	67,893	67,893	—	—	102,373	102,373

Total liabilities at fair value	$—	$—	$217,993	$217,993	$—	$—	$191,473	$191,473

Schedule of Fair Value of Unobservable Input Related To Options to Acquire Under Sumitomo Transaction Agreement
The fair value of the options to acquire the Company’s interest in Dermavant, Genevant, Lysovant, Metavant, Cytovant Parent, and Sinovant (collectively, the “Option Vants”) granted to Sumitomo under the Sumitomo Transaction Agreement as of March 31, 2021 and 2020 was calculated using significant unobservable inputs including the following:

	Range or Point Estimate Used
Input	As of March 31, 2021	As of March 31, 2020
Time to expiration (in years)	3.59	0.49 - 4.59
Risk-free rate	0.52%	0.15% - 0.35%
Volatility	89.0% - 95.0%	91.0% - 110.0%

Schedule of change in the fair value of the derivative warrant liabilities
The changes in fair value of the Level 3 liabilities during the three months ended June 30, 2021 and 2020 were as follows (in thousands):

Balance at March 31, 2020	$191,473
Changes in fair value of debt and liability instruments, included in net loss	17,125
Liability instruments disposed due to deconsolidation of subsidiary	(3,325)

Balance at June 30, 2020	$205,273

Balance at March 31, 2021	$217,993
Changes in fair value of debt and liability instruments, included in net loss	4,585
Termination of DSP Options	(61,472)

Balance at June 30, 2021	$161,106

The changes in fair value of the Level 3 liabilities during the years ended March 31, 2021 and 2020 were as follows (in thousands):

Balance at March 31, 2019	$103,628
Issuance of liability instruments measured at fair value	101,567
Changes in fair value of debt and liability instruments, included in net loss	(13,722)

Balance at March 31, 2020	191,473
Changes in fair value of debt and liability instruments, included in net loss	29,845
Liability instruments disposed due to deconsolidation of subsidiary	(3,325)

Balance at March 31, 2021	$217,993